Related Party Transactions - Schedule of Remuneration Paid to Related Parties Other than Key Personnel (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Parties [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 7,048	$ 21,292